Fair Value - Summary of significant unobservable inputs used in fair value measurement of assets (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Listed Shares [Member] | Equity Method [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description of valuation processes used in fair value measurement, assets	According to price risk	According to price risk
Percentage of increase decrease in sensitivity analysis of input fair value	5.00%	5.00%
Increase decrease in sensitivity analysis of input to fair value	S/ 1,882,000	S/ 1,854,000
NAV [member] | Private Equity Stocks [Member] | Net Asset Value Method [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description of valuation processes used in fair value measurement, assets	Depends on each investment	Depends on each investment
Percentage of increase decrease in sensitivity analysis of input fair value	10.00%	10.00%
Increase decrease in sensitivity analysis of input to fair value	S/ 8,096,000	S/ 7,678,000
NAV [member] | Private Equity Funds [Member] | Net Asset Value Method [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description of valuation processes used in fair value measurement, assets	Depends on each investment	Depends on each investment
Percentage of increase decrease in sensitivity analysis of input fair value	10.00%	10.00%
Increase decrease in sensitivity analysis of input to fair value	S/ 93,119,000	S/ 80,597,000